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Virtus AllianzGI High Yield Bond Fund
Virtus AllianzGI High Yield Bond Fund

Virtus Strategy Trust

Supplement dated February 26, 2021, to the

Virtus AllianzGI High Yield Bond Fund Summary Prospectus

and the Virtus Strategy Trust Statutory Prospectus, each dated February 1, 2021

Important Notice to Investors

Virtus AllianzGI High Yield Bond Fund (“the Fund”)

Under “Fees and Expenses” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus, the second table is hereby replaced in its entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus AllianzGI High Yield Bond Fund	Class A	Class C	Class R	Institutional Class	Class P	Administrative Class
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.90%	0.50%	none	none	0.25%
Other Expenses(3)	0.41%	0.38%	0.39%	0.39%	0.40%	0.43%
Total Annual Fund Operating Expenses	1.14%	1.76%	1.37%	0.87%	0.88%	1.16%
Less: Fee Waiver and/or Expense Reimbursement(2)	(0.02%)			(0.04%)	(0.08%)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	1.12%	1.76%	1.37%	0.83%	0.80%	1.00%

Investors should retain this supplement with the Prospectuses for future reference.